INVENTORIES (Tables)	3 Months Ended	12 Months Ended
	Jan. 31, 2025	Oct. 31, 2024
Inventory Disclosure [Abstract]
Schedule of inventories

	January 31, 2025	October 31, 2024
Raw materials and supplies	$181,000	$164,000
Finished goods	64,000	68,000
Total inventories	$245,000	$232,000

	October 31, 2024	October 31, 2023
Raw materials and supplies	$164,000	$154,000
Finished goods	68,000	156,000
Total inventories	$232,000	$310,000